Investments in associates (Details)	12 Months Ended
Dec. 31, 2017
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2017
Ownership at beginning of period	14.99%
Ownership at ending of period	14.99%
Aju Capital Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	12.85%
Ownership at ending of period	0.00%
Daewontos Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	36.33%
Ownership at ending of period	36.33%
Neoplux Technology Valuation Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2017
Ownership at beginning of period	33.33%
Ownership at ending of period	33.33%
JAEYOUNG SOLUTEC CO., LTD.
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2017
Ownership at beginning of period	10.45%
Ownership at ending of period	9.61%
Partners 4th Growth Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2017
Ownership at beginning of period	25.00%
Ownership at ending of period	25.00%
JAEYANG INDUSTRY
Investments in associates [Line Items]
Country	Korea
Reporting date	Mar. 31, 2017
Ownership at beginning of period	25.90%
Ownership at ending of period	25.90%
Chungyoung INC
Investments in associates [Line Items]
Country	Korea
Reporting date	Jun. 30, 2017
Ownership at beginning of period	18.94%
Ownership at ending of period	18.94%
DAEKWANG SEMICONDUCTOR CO., LTD.
Investments in associates [Line Items]
Country	Korea
Reporting date	Jun. 30, 2017
Ownership at beginning of period	20.94%
Ownership at ending of period	20.94%
Dream High Fund III
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	54.55%
Ownership at ending of period	54.55%
Asia Pacific No.39 Ship Investment Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	50.00%
Ownership at ending of period	50.00%
KCLAVIS Meister Fund No.17
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	26.09%
Ownership at ending of period	26.09%
SG No.9 Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	26.49%
Ownership at ending of period	26.49%
Plutus-SG Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	26.67%
Ownership at ending of period	26.67%
SG ARGES Private Equity Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	24.06%
Ownership at ending of period	24.06%
OST Progress- 2 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	27.62%
Ownership at ending of period	27.62%
Eum Private Equity Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	20.76%
Ownership at ending of period	20.76%
Richmond Private Yong in Retail Facility Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	41.80%
KTB Confidence Private Placement
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	30.29%
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	23.89%
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	20.16%
Pine Asia Unsecured Individual Rehabilitation Bond Fund 18
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	22.86%
Platform Partners brick save Private Investment trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	98.77%
Synergy-Shinhan Mezzanine New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	47.62%
The Asia Pacific Capital Fund II L.P.
Investments in associates [Line Items]
Country	Cayman Islands
Reporting date	Dec. 31, 2017
Ownership at beginning of period	25.18%
Ownership at ending of period	25.18%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	18.87%
Ownership at ending of period	18.87%
Credian Healthcare Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	34.07%
Ownership at ending of period	34.07%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	50.00%
Ownership at ending of period	50.00%
FG EURO GREEN PRIVATE REAL ESTATE TRUST No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	21.28%
Ownership at ending of period	21.28%
Brain Professional Private Trust No.4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	27.49%
Ownership at ending of period	27.49%
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	44.84%
Ownership at ending of period	44.84%
Brain KS Qualified Privately Placed Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	50.00%
Ownership at ending of period	50.00%
M360 CRE Income Fund
Investments in associates [Line Items]
Country	USA
Reporting date	Dec. 31, 2017
Ownership at beginning of period	42.83%
Ownership at ending of period	57.87%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	4.41%
JB Power TL Investment Type Private Placement Special Asset Fund 7
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	33.33%
IBK AONE convertible 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	47.25%
Rico synergy collabo Multi-Mezzanine 3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	50.00%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	37.50%
GB Professional Private Investment Trust 6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	94.51%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	48.49%
SHBNPP Private Korea Equity Long-Short Professional Feeder
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	15.88%
Ownership at ending of period	9.85%
SHBNPP Private Multi Strategy Professional Feeder No.1
Investments in associates [Line Items]
Country	Korea
Ownership at beginning of period	29.55%
Ownership at ending of period	0.00%
Shinhan-Stonebridge Petro PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	1.82%
Ownership at ending of period	1.82%
BNP Paribas Cardif General Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2017
Ownership at beginning of period	10.00%
Ownership at ending of period	10.00%
Axis Global Growth New Technology Investment Association
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	31.85%
Polaris No7 Start up and Venture Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	28.57%
Hermes Private Investment Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2017
Ownership at beginning of period	0.00%
Ownership at ending of period	29.17%